Discontinued operations - Additional Information (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 27, 2021	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Impairment of property, plant and equipment			$ 13,926	$ 0
Tocantinzinho
Disclosure of analysis of single amount of discontinued operations [line items]
Cash received	$ 20,000
Sale of shares in disposition	46,926,372
Percent of shares outstanding	19.90%
Deferred cash consideration to be paid	$ 60,000
Deferral of deferred cash consideration to be paid (as a percent)	50.00%
Cost of deferral of deferred cash consideration	$ 5,000
Deferred cash consideration to be paid upon first anniversary	30,000
Deferred cash consideration to be paid upon second anniversary	35,000
Impairment of property, plant and equipment			$ 160,140
Fair value of disposal group	$ 48,000
Vila Nova
Disclosure of analysis of single amount of discontinued operations [line items]
Proceeds from sale of disposal group held for sale		$ 10,000
Assets held for sale		11,800
Liabilities included in disposal groups classified as held for sale		4,251
Gain on disposition of mine		$ 2,451